Schedule of intangible assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 347,509	$ 351,585
Less: accumulated amortization	(173,238)	(175,783)
Less: impairment	(174,271)	(175,802)
Intangible assets, net – Continuing operations
Intangible assets, net – Discontinued operations
Intangible assets, net
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 347,509	$ 351,585